Net income per ordinary share (Tables)	6 Months Ended
Jun. 30, 2017
Reconciliation of Number of Shares Used in Computation of Basic and Diluted Net Income Per Ordinary Share
The reconciliation of the number of shares used in the computation of basic and diluted net income per ordinary share is as follows:

	Three Months Ended		Six Months Ended
	June 30,	June 30,	June 30,	June 30,
	2017	2016	2017	2016
Weighted average number of ordinary shares outstanding for basic net income per ordinary share	53,846,544	55,318,923	54,109,800	55,164,971
Effect of dilutive share options outstanding	684,261	1,261,876	813,219	1,262,545
Weighted average number of ordinary shares outstanding for diluted net income per ordinary share	54,530,805	56,580,799	54,923,019	56,427,516